UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: November 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

MASTER PORTFOLIO TRUST

LIQUID RESERVES PORTFOLIO

FORM N-Q

NOVEMBER 30, 2014

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 100.4%
Bank Notes - 1.1%
Bank of America N.A.	0.250%	12/19/14	$195,000,000	$195,000,000
Bank of America N.A.	0.250%	12/19/14	150,000,000	150,000,000
Bank of America N.A.	0.250%	3/19/15	290,000,000	290,000,000
Bank of America N.A.	0.250%	6/4/15	195,000,000	195,000,000

Total Bank Notes				830,000,000

Certificates of Deposit - 34.6%
Bank of Montreal	0.170%	2/5/15	290,000,000	290,000,000
Bank of Montreal	0.170%	2/19/15	100,000,000	100,000,000
Bank of Montreal	0.220%	3/2/15	94,455,000	94,455,000
Bank of Montreal	0.220%	4/8/15	249,250,000	249,250,000
Bank of Montreal	0.220%	5/6/15	200,000,000	200,000,000
Bank of Montreal	0.220%	5/11/15	200,000,000	200,000,000
Bank of Montreal	0.230%	5/12/15	195,000,000	195,000,000
Bank of Nova Scotia	0.210%	1/16/15	200,000,000	200,000,000
Bank of Nova Scotia	0.220%	2/3/15	147,000,000	147,000,000
Bank of Nova Scotia	0.220%	2/6/15	150,000,000	149,998,606
Bank of Nova Scotia	0.240%	2/11/15	100,000,000	100,000,000
Bank of Nova Scotia	0.240%	2/13/15	99,705,000	99,705,000
Bank of Tokyo-Mitsubishi UFJ NY	0.240%	12/1/14	120,000,000	120,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.250%	2/4/15	480,000,000	480,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.250%	3/5/15	150,000,000	150,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.250%	3/23/15	137,000,000	137,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.250%	4/17/15	149,500,000	149,500,000
BNP Paribas NY Branch	0.300%	2/5/15	247,000,000	247,000,000
BNP Paribas NY Branch	0.300%	2/6/15	445,000,000	445,000,000
BNP Paribas NY Branch	0.300%	2/12/15	225,000,000	225,000,000
BNP Paribas NY Branch	0.240%	3/4/15	100,000,000	100,000,000
BNP Paribas NY Branch	0.300%	3/9/15	300,000,000	300,000,000
BNP Paribas NY Branch	0.300%	3/12/15	150,000,000	150,000,000
BNP Paribas NY Branch	0.300%	4/6/15	297,000,000	297,000,000
Canadian Imperial Bank of Commerce	0.220%	2/9/15	100,000,000	100,003,868
Canadian Imperial Bank of Commerce	0.220%	2/17/15	100,000,000	100,000,000
Canadian Imperial Bank of Commerce	0.200%	4/20/15	441,000,000	441,000,000
Citibank N.A.	0.240%	12/18/14	125,000,000	125,000,000
Citibank N.A.	0.240%	1/22/15	445,000,000	445,000,000
Citibank N.A.	0.220%	4/6/15	330,000,000	330,000,000
Citibank N.A.	0.240%	5/1/15	45,000,000	45,000,000
Citibank N.A.	0.240%	5/12/15	685,000,000	685,000,000
Citibank N.A.	0.351%	10/2/15	100,000,000	100,000,000	(a)
Credit Agricole Corp.	0.340%	12/17/14	190,000,000	190,000,000
Credit Agricole Corp.	0.340%	12/23/14	200,000,000	200,000,000
Credit Agricole Corp.	0.340%	1/22/15	250,000,000	250,000,000
Credit Agricole Corp.	0.340%	2/5/15	95,000,000	95,000,000
Credit Agricole Corp.	0.280%	3/6/15	490,000,000	490,000,000
Credit Agricole Corp.	0.280%	3/16/15	480,000,000	480,000,000
Credit Suisse NY	0.320%	12/23/14	200,000,000	200,000,610
Credit Suisse NY	0.320%	12/29/14	600,000,000	600,000,000
Credit Suisse NY	0.442%	1/7/15	250,000,000	250,000,000	(a)
DnB NOR Bank ASA	0.230%	5/18/15	143,500,000	143,493,072
DnB NOR Bank ASA	0.250%	6/1/15	97,000,000	96,999,998
HSBC Bank USA	0.240%	5/5/15	45,000,000	45,000,000
Mitsubishi UFJ Trust & Banking NY	0.230%	2/27/15	100,000,000	100,000,000
Mitsubishi UFJ Trust & Banking NY	0.260%	6/2/15	122,000,000	122,000,000
Mizuho Bank Ltd.	0.250%	12/10/14	100,000,000	100,000,000

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Certificates of Deposit - (continued)
Mizuho Bank Ltd.	0.250%	12/17/14	$147,000,000	$147,000,000
Mizuho Bank Ltd.	0.200%	2/10/15	200,000,000	200,000,000
Mizuho Bank Ltd.	0.210%	2/18/15	152,000,000	152,000,000
Mizuho Bank Ltd.	0.250%	2/26/15	97,000,000	97,000,000
Mizuho Bank Ltd.	0.250%	2/27/15	99,000,000	99,000,000
Mizuho Bank Ltd.	0.250%	4/22/15	244,750,000	244,750,000
Mizuho Bank Ltd.	0.250%	4/23/15	100,000,000	100,000,000
Mizuho Bank Ltd.	0.250%	5/6/15	250,000,000	250,000,000
Mizuho Bank Ltd.	0.250%	5/13/15	250,000,000	250,000,000
Mizuho Bank Ltd.	0.250%	5/13/15	175,000,000	175,000,000
Natixis NY	0.330%	12/1/14	150,000,000	150,000,000
Natixis NY	0.330%	12/3/14	397,000,000	397,000,000
Natixis NY	0.330%	12/8/14	100,000,000	100,000,097
Natixis NY	0.330%	12/15/14	400,000,000	400,000,000
Natixis NY	0.330%	12/15/14	50,000,000	50,000,000
Natixis NY	0.330%	12/23/14	147,000,000	147,000,000
Natixis NY	0.270%	1/2/15	100,000,000	100,000,000
Natixis NY	0.250%	3/2/15	100,000,000	100,000,000
Natixis NY	0.330%	3/9/15	200,000,000	200,000,000
Nordea Bank Finland PLC	0.220%	3/25/15	45,850,000	45,854,346
Norinchukin Bank	0.260%	2/9/15	125,000,000	125,000,000
Norinchukin Bank	0.260%	2/18/15	420,000,000	420,000,000
Norinchukin Bank	0.260%	2/19/15	500,000,000	500,000,000
Norinchukin Bank	0.270%	3/2/15	496,000,000	495,993,739
Norinchukin Bank	0.280%	3/18/15	92,000,000	92,000,000
Norinchukin Bank	0.260%	4/21/15	195,000,000	194,996,187
Oversea-Chinese Banking Corp. Ltd.	0.230%	1/27/15	31,000,000	31,002,447
Oversea-Chinese Banking Corp. Ltd.	0.170%	2/18/15	91,200,000	91,197,999
Oversea-Chinese Banking Corp. Ltd.	0.220%	4/8/15	113,000,000	113,000,000
Oversea-Chinese Banking Corp. Ltd.	0.220%	5/5/15	111,800,000	111,795,182
Oversea-Chinese Banking Corp. Ltd.	0.230%	5/15/15	100,000,000	99,999,995
Oversea-Chinese Banking Corp. Ltd.	0.270%	6/3/15	150,000,000	150,000,000
Oversea-Chinese Banking Corp. Ltd.	0.280%	8/3/15	50,000,000	49,996,597
Rabobank Nederland NY	0.210%	1/15/15	250,000,000	250,000,000
Royal Bank of Canada	0.270%	12/11/14	145,000,000	145,004,439	(a)
Royal Bank of Canada	0.270%	1/13/15	204,000,000	204,019,453	(a)
Royal Bank of Canada	0.199%	5/22/15	400,000,000	400,000,000	(a)
Royal Bank of Canada	0.244%	8/19/15	395,000,000	395,000,000	(a)
Skandinaviska Enskilda Banken AB	0.250%	2/2/15	500,000,000	500,000,000
Skandinaviska Enskilda Banken AB	0.250%	2/18/15	87,000,000	86,999,046
Societe Generale	0.260%	12/3/14	185,000,000	185,000,000
Standard Chartered Bank NY	0.280%	1/7/15	245,000,000	245,000,000
Standard Chartered Bank NY	0.280%	1/16/15	150,000,000	150,000,000
Standard Chartered Bank NY	0.300%	2/4/15	97,000,000	97,000,000
Standard Chartered Bank NY	0.300%	2/26/15	350,000,000	350,000,000
Standard Chartered Bank NY	0.300%	2/26/15	22,000,000	22,000,000
Standard Chartered Bank NY	0.270%	3/25/15	197,000,000	197,000,000
Standard Chartered Bank NY	0.260%	4/6/15	50,000,000	50,000,000
Standard Chartered Bank NY	0.260%	4/7/15	75,000,000	75,000,000
State Street Bank & Trust Co.	0.271%	10/22/15	425,000,000	425,000,000
Sumitomo Mitsui Banking Corp.	0.250%	12/15/14	50,000,000	50,000,000
Sumitomo Mitsui Banking Corp.	0.260%	2/4/15	350,000,000	350,000,000
Sumitomo Mitsui Banking Corp.	0.250%	2/13/15	175,000,000	175,000,000
Sumitomo Mitsui Banking Corp.	0.250%	2/18/15	100,000,000	100,000,000
Sumitomo Mitsui Banking Corp.	0.250%	3/16/15	385,000,000	385,000,000
Sumitomo Mitsui Banking Corp.	0.250%	4/20/15	100,000,000	100,000,000
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.260%	2/26/15	100,000,000	100,000,000

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Certificates of Deposit - (continued)
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.250%	4/23/15	$100,000,000	$100,000,000
Svenska Handelsbanken AB	0.175%	2/9/15	200,000,000	200,001,944
Svenska Handelsbanken AB	0.220%	2/18/15	296,450,000	296,450,000
Svenska Handelsbanken AB	0.220%	2/27/15	125,000,000	125,000,000
Svenska Handelsbanken AB	0.230%	3/24/15	85,000,000	84,999,999
Svenska Handelsbanken AB	0.220%	3/25/15	100,000,000	100,000,000
Swedbank AB	0.250%	6/2/15	122,000,000	122,000,000
Toronto Dominion Bank NY	0.200%	12/17/14	85,000,000	85,000,000
Toronto Dominion Bank NY	0.200%	1/9/15	245,000,000	245,000,000
Toronto Dominion Bank NY	0.200%	1/9/15	230,000,000	230,000,000
Toronto Dominion Bank NY	0.200%	1/16/15	200,000,000	200,000,000
Toronto Dominion Bank NY	0.160%	1/23/15	93,750,000	93,750,000
Toronto Dominion Bank NY	0.150%	2/5/15	135,000,000	135,000,000
Toronto Dominion Bank NY	0.160%	2/9/15	75,000,000	75,000,000
Toronto Dominion Bank NY	0.270%	6/1/15	150,000,000	150,000,000
Toronto Dominion Bank NY	0.230%	6/8/15	150,000,000	150,000,000
Toronto Dominion Bank NY	0.232%	7/22/15	100,000,000	100,000,000	(a)
Toronto Dominion Bank NY	0.243%	8/24/15	220,000,000	220,000,000	(a)
UBS AG Stamford Branch	0.250%	2/26/15	247,000,000	247,000,000
Wells Fargo Bank N.A.	0.210%	12/12/14	175,000,000	175,000,000
Wells Fargo Bank N.A.	0.210%	2/2/15	100,000,000	100,000,000
Wells Fargo Bank N.A.	0.230%	4/6/15	370,000,000	370,000,000
Wells Fargo Bank N.A.	0.230%	5/11/15	300,000,000	300,000,000
Wells Fargo Bank N.A.	0.230%	5/19/15	100,000,000	100,000,000
Wells Fargo Bank N.A.	0.230%	5/22/15	100,000,000	100,000,000

Total Certificates of Deposit				25,580,217,624

Certificates of Deposit (Euro) - 0.9%
Standard Chartered Bank	0.430%	7/17/15	700,000,000	700,044,193

Commercial Paper - 32.6%
ANZ National International Ltd.	0.220%	2/26/15	121,925,000	121,860,176	(b)(c)
ANZ National International Ltd.	0.220%	4/1/15	31,200,000	31,176,929	(b)(c)
ANZ National International Ltd.	0.205%	5/1/15	150,000,000	149,871,021	(b)(c)
ASB Finance Ltd.	0.200%	12/15/14	90,000,000	89,993,000	(b)(c)
ASB Finance Ltd.	0.210%	2/9/15	100,000,000	99,959,167	(b)(c)
ASB Finance Ltd.	0.215%	2/17/15	50,000,000	49,976,708	(b)(c)
Australia & New Zealand Banking Group	0.130%	1/20/15	450,000,000	449,918,750	(b)(c)
Bank Nederlandse Gemeenten NV	0.240%	4/30/15	250,000,000	249,750,000	(b)(c)
Bank of New York Mellon Corp.	0.070%	12/1/14	99,533,000	99,533,000	(b)(c)
Bank of Nova Scotia	0.240%	2/10/15	147,000,000	146,930,420	(c)(d)
Bank of Nova Scotia	0.240%	2/23/15	135,000,000	134,924,400	(c)(d)
Bank of Nova Scotia	0.250%	6/19/15	87,626,000	87,504,297	(c)
Barclays U.S. Funding LLC	0.300%	12/15/14	100,000,000	99,988,333	(c)
BNZ International Funding Ltd.	0.160%	2/23/15	32,000,000	31,988,053	(b)(c)
BNZ International Funding Ltd.	0.220%	3/3/15	80,000,000	79,955,022	(b)(c)
BNZ International Funding Ltd.	0.230%	3/23/15	100,000,000	99,928,444	(b)(c)
BNZ International Funding Ltd.	0.256%	5/6/15	100,000,000	100,000,000	(a)(b)
Caisse des Depots et Consignations	0.210%	12/4/14	150,000,000	149,997,375	(c)(d)
Caisse des Depots et Consignations	0.215%	12/8/14	325,000,000	324,986,413	(c)(d)
Caisse des Depots et Consignations	0.210%	12/10/14	200,000,000	199,989,500	(c)(d)
Caisse des Depots et Consignations	0.150%	2/18/15	100,000,000	99,967,083	(c)(d)
Coca-Cola Co.	0.200%	2/25/15	110,000,000	109,947,444	(b)(c)
Coca-Cola Co.	0.190%	5/7/15	50,000,000	49,958,569	(c)
Coca-Cola Co.	0.200%	5/11/15	40,000,000	39,964,222	(b)(c)
Commonwealth Bank of Australia	0.140%	1/30/15	120,000,000	119,972,000	(b)(c)
Commonwealth Bank of Australia	0.150%	2/9/15	300,000,000	299,912,499	(c)
Credit Agricole Corp.	0.100%	12/1/14	523,835,000	523,835,000	(c)

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Paper - (continued)
Credit Suisse NY	0.310%	1/2/15	$245,000,000	$244,932,489	(c)
Credit Suisse NY	0.230%	2/2/15	122,000,000	121,950,895	(c)
Credit Suisse NY	0.260%	3/2/15	200,000,000	199,868,556	(c)
DBS Bank Ltd.	0.240%	2/17/15	99,180,000	99,128,426	(b)(c)
DBS Bank Ltd.	0.230%	3/16/15	100,000,000	99,932,917	(b)(c)
DBS Bank Ltd.	0.230%	3/25/15	97,000,000	96,929,352	(b)(c)
DBS Bank Ltd.	0.230%	5/18/15	55,000,000	54,940,967	(c)
DBS Bank Ltd.	0.230%	5/26/15	97,000,000	96,890,929	(c)
DBS Bank Ltd.	0.270%	6/8/15	99,250,000	99,109,313	(b)(c)
DBS Bank Ltd.	0.270%	6/9/15	200,000,000	199,715,000	(b)(c)
DnB NOR Bank ASA	0.220%	12/5/14	80,143,000	80,141,041	(b)(c)
DnB NOR Bank ASA	0.230%	2/9/15	242,000,000	241,891,773	(b)(c)
DnB NOR Bank ASA	0.235%	3/3/15	182,000,000	181,890,699	(b)(c)
DnB NOR Bank ASA	0.240%	6/1/15	142,000,000	141,827,706	(c)
Fortis Funding LLC	0.070%	12/1/14	187,000,000	187,000,000	(c)
Fortis Funding LLC	0.090%	12/9/14	95,000,000	94,998,100	(c)
HSBC Americas Inc.	0.220%	12/22/14	192,000,000	191,975,360	(c)
HSBC Bank PLC	0.276%	12/2/14	165,000,000	164,998,740	(b)(c)
HSBC Bank PLC	0.291%	1/23/15	250,000,000	249,893,264	(b)(c)
HSBC Bank PLC	0.261%	2/27/15	50,000,000	49,968,222	(b)(c)
ING U.S. Funding LLC	0.300%	12/18/14	100,000,000	99,985,833	(c)
ING U.S. Funding LLC	0.260%	1/5/15	350,000,000	349,911,527	(c)
ING U.S. Funding LLC	0.300%	3/12/15	497,000,000	496,581,693	(c)
ING U.S. Funding LLC	0.300%	3/13/15	440,000,000	439,626,000	(c)
JPMorgan Securities LLC	0.331%	1/23/15	429,470,000	429,261,349	(b)(c)
JPMorgan Securities LLC	0.250%	2/3/15	100,000,000	99,955,556	(b)(c)
JPMorgan Securities LLC	0.250%	2/10/15	100,000,000	99,950,695	(b)(c)
JPMorgan Securities LLC	0.331%	3/6/15	195,000,000	194,830,187	(c)
JPMorgan Securities LLC	0.301 - 0.331%	4/24/15	549,530,000	548,840,564	(b)(c)
JPMorgan Securities LLC	0.331%	6/19/15	150,000,000	149,725,000	(b)(c)
Lloyds Bank PLC	0.060%	12/1/14	2,350,000,000	2,350,000,000	(c)
Lloyds Bank PLC	0.160%	12/3/14	100,000,000	99,999,111	(c)
Lloyds Bank PLC	0.180%	12/9/14	92,000,000	91,996,320	(c)
Lloyds Bank PLC	0.150%	1/28/15	250,000,000	249,939,583	(c)
Lloyds Bank PLC	0.150%	1/30/15	100,000,000	99,975,000	(c)
National Australia Funding	0.100%	12/10/14	60,000,000	59,998,500	(b)(c)
National Australia Funding	0.100%	12/12/14	500,000,000	499,984,722	(b)(c)
Natixis NY	0.070%	12/1/14	181,000,000	181,000,000	(c)
Nestle Finance International Ltd.	0.100%	1/15/15	73,600,000	73,590,800	(c)
Nestle Finance International Ltd.	0.100%	2/20/15	40,000,000	39,991,000	(c)
Nordea Bank AB	0.225%	3/16/15	104,000,000	103,931,750	(b)(c)
Nordea Bank AB	0.225%	3/23/15	100,000,000	99,930,000	(b)(c)
Nordea Bank AB	0.230%	3/25/15	60,000,000	59,956,300	(b)(c)
Nordea Bank AB	0.225%	5/18/15	245,000,000	244,742,750	(c)
NRW Bank	0.190%	1/8/15	245,000,000	244,950,864	(b)(c)
NRW Bank	0.095%	1/20/15	850,000,000	849,887,847	(c)
NRW Bank	0.095%	1/20/15	50,000,000	49,993,403	(c)
Oversea-Chinese Banking Corp. Ltd.	0.250%	12/9/14	95,000,000	94,994,722	(c)
Oversea-Chinese Banking Corp. Ltd.	0.240%	2/11/15	160,000,000	159,923,200	(c)
Oversea-Chinese Banking Corp. Ltd.	0.190%	3/2/15	125,000,000	124,939,966	(c)
Oversea-Chinese Banking Corp. Ltd.	0.220%	5/4/15	150,000,000	149,858,834	(c)
Oversea-Chinese Banking Corp. Ltd.	0.230%	5/19/15	100,000,000	99,892,028	(c)
PNC Bank NA	0.010%	2/2/15	130,000,000	130,000,000	(a)
PNC Bank NA	0.310%	2/23/15	179,000,000	179,000,000	(a)

PNC Bank NA	0.310%	3/19/15	38,250,000	38,250,000	(a)
PNC Bank NA	0.310%	3/25/15	93,000,000	93,000,000	(a)
PNC Bank NA	0.310%	3/27/15	175,000,000	175,000,000	(a)

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Paper - (continued)
PNC Bank NA	0.310%	5/22/15	$267,000,000	$267,000,000	(a)
Reckitt Benckiser Treasury	0.351%	8/10/15	50,000,000	49,877,500	(b)(c)
Skandinaviska Enskilda Banken AG	0.240%	12/8/14	250,000,000	249,988,333	(b)(c)
Skandinaviska Enskilda Banken AG	0.240%	12/10/14	250,000,000	249,985,000	(b)(c)
Skandinaviska Enskilda Banken AG	0.240%	12/11/14	250,000,000	249,983,333	(b)(c)
Skandinaviska Enskilda Banken AG	0.250%	1/13/15	100,000,000	99,970,139	(b)(c)
Skandinaviska Enskilda Banken AG	0.250%	1/14/15	195,000,000	194,940,417	(b)(c)
Skandinaviska Enskilda Banken AG	0.240%	1/21/15	53,000,000	52,981,980	(b)(c)
Skandinaviska Enskilda Banken AG	0.220%	3/23/15	35,000,000	34,976,045	(b)(c)
Skandinaviska Enskilda Banken AG	0.260%	4/8/15	97,000,000	96,910,329	(b)(c)
Societe Generale N.A	0.230%	2/2/15	230,000,000	229,907,424	(b)(c)
Societe Generale N.A	0.250%	3/23/15	150,000,000	149,883,333	(b)(c)
Sumitomo Mitsui Banking Corp.	0.250%	2/23/15	9,000,000	8,994,750	(b)(c)
Sumitomo Mitsui Banking Corp.	0.250%	4/20/15	97,000,000	96,905,694	(b)(c)
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.250%	4/27/15	147,000,000	146,849,937	(b)(c)
Svenska Handelsbanken AB	0.180%	2/13/15	197,000,000	196,927,110	(b)(c)
Svenska Handelsbanken AB	0.180%	2/17/15	300,000,000	299,883,000	(b)(c)
Svenska Handelsbanken AB	0.175%	2/23/15	40,000,000	39,983,667	(b)(c)
Swedbank AB	0.235%	12/22/14	130,000,000	129,982,179	(c)
Swedbank AB	0.235%	12/23/14	200,000,000	199,971,278	(c)
Swedbank AB	0.240%	1/14/15	59,320,000	59,302,599	(c)
Swedbank AB	0.250%	1/26/15	200,000,000	199,922,223	(c)
Swedbank AB	0.250%	2/3/15	162,000,000	161,928,000	(c)
Swedbank AB	0.195%	3/11/15	130,000,000	129,929,583	(c)
Swedbank AB	0.250%	3/20/15	200,000,000	199,848,611	(c)
Toyota Motor Credit Corp.	0.200%	12/29/14	100,000,000	99,984,444	(c)
Toyota Motor Credit Corp.	0.210%	1/26/15	210,000,000	209,931,400	(c)
Toyota Motor Credit Corp.	0.210%	5/1/15	150,000,000	149,867,875	(c)
Toyota Motor Credit Corp.	0.210%	5/5/15	100,000,000	99,909,583	(c)
Toyota Motor Credit Corp.	0.220%	5/11/15	150,000,000	149,852,417	(c)
UBS Finance Delaware LLC	0.240%	1/26/15	240,000,000	239,910,400	(c)
UBS Finance Delaware LLC	0.250%	2/17/15	240,000,000	239,870,000	(c)
United Overseas Bank Ltd.	0.220%	1/20/15	100,000,000	99,969,444	(b)(c)
United Overseas Bank Ltd.	0.250%	2/6/15	200,000,000	199,906,945	(b)(c)
United Overseas Bank Ltd.	0.281%	2/24/15	100,000,000	99,933,889	(b)(c)
United Overseas Bank Ltd.	0.260%	3/4/15	100,000,000	99,932,834	(b)(c)
United Overseas Bank Ltd.	0.260%	3/4/15	50,000,000	49,966,417	(b)(c)
United Overseas Bank Ltd.	0.260%	3/16/15	79,900,000	79,839,409	(b)(c)
United Overseas Bank Ltd.	0.260%	3/18/15	140,000,000	139,891,811	(b)(c)
United Overseas Bank Ltd.	0.230%	4/6/15	145,000,000	144,883,275	(b)(c)
United Overseas Bank Ltd.	0.220%	4/14/15	75,000,000	74,938,583	(b)(c)
United Overseas Bank Ltd.	0.220%	4/16/15	100,000,000	99,916,889	(b)(c)
United Overseas Bank Ltd.	0.291%	6/11/15	145,000,000	144,775,733	(b)(c)
United Overseas Bank Ltd.	0.270%	6/12/15	99,250,000	99,106,336	(b)(c)
United Overseas Bank Ltd.	0.291%	6/15/15	97,000,000	96,846,848	(b)(c)
United Overseas Bank Ltd.	0.291%	6/18/15	100,000,000	99,839,694	(b)(c)
United Overseas Bank Ltd.	0.291%	6/22/15	150,000,000	149,754,708	(b)(c)
USAA Capital Corp.	0.070%	12/4/14	190,000,000	189,998,892	(c)
Wal-Mart Stores Inc.	0.070%	12/8/14	135,000,000	134,998,163	(b)(c)
Westpac Banking Corp.	0.255%	11/18/15	345,000,000	345,000,000	(a)
Westpac Banking Corp.	0.255%	11/20/15	220,000,000	220,000,000	(a)(b)

Total Commercial Paper				24,048,825,131

Corporate Bonds & Notes - 0.9%
HSBC Bank PLC	3.500%	6/28/15	30,500,000	31,047,888	(d)
HSBC USA Inc., Senior Notes	2.375%	2/13/15	50,250,000	50,451,697
JPMorgan Chase Bank N.A.	0.353%	12/7/15	300,000,000	300,000,000	(a)

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Corporate Bonds & Notes - (continued)
National Bank of Canada	1.500%	6/26/15	$31,359,000	$31,562,299
Wells Fargo Bank N.A.	0.373%	11/20/15	275,000,000	275,000,000	(a)

Total Corporate Bonds & Notes				688,061,884

Medium-Term Notes - 0.5%
Credit Suisse NY	3.500%	3/23/15	40,000,000	40,380,861
Royal Bank of Canada	1.150%	3/13/15	45,000,000	45,106,883
Wells Fargo Bank N.A.	0.353%	12/18/15	250,000,000	250,000,000	(a)

Total Medium-Term Notes				335,487,744

Supranationals/Sovereigns - 0.2%
International Bank for Reconstruction & Development	0.065%	1/12/15	150,000,000	149,988,625	(c)

Time Deposits - 22.2%
Bank of Tokyo Mitsubishi	0.060%	12/1/14	1,250,000,000	1,250,000,000
CIBC Grand Cayman	0.060%	12/1/14	835,000,000	835,000,000
Commonwealth of Australia	0.080%	12/1/14	550,000,000	550,000,000
Credit Agricole	0.100%	12/1/14	275,000,000	275,000,000
DnB NOR Bank ASA	0.060%	12/1/14	1,975,358,000	1,975,358,000
Fortis Bank Grand Cayman	0.070%	12/1/14	465,000,000	465,000,000
National Bank of Canada	0.060%	12/1/14	1,977,000,000	1,977,000,000
Natixis Grand Cayman	0.070%	12/1/14	750,000,000	750,000,000
Nordea Finland Grand Cayman	0.050%	12/1/14	1,975,000,000	1,975,000,000
NRW Bank	0.100%	12/1/14	960,000,000	960,000,000
NRW Bank	0.100%	12/1/14	800,000,000	800,000,000
Skandinaviska Enskilda Cayman	0.070%	12/1/14	345,840,000	345,840,000
Standard Chartered Bank NY	0.080%	12/1/14	1,045,000,000	1,045,000,000
Svenska Handelsbanken Grand Cayman	0.060%	12/1/14	1,500,000,000	1,500,000,000
Swedbank Grand Cayman	0.060%	12/1/14	1,715,000,000	1,715,000,000

Total Time Deposits				16,418,198,000

U.S. Government Agencies - 0.2%
Federal Home Loan Bank (FHLB), Discount Notes	0.068%	1/30/15	100,000,000	99,988,666	(c)
Federal National Mortgage Association (FNMA), Discount Notes	0.085%	5/1/15	25,000,000	24,991,087	(c)

Total U.S. Government Agencies				124,979,753

U.S. Treasury Bills - 0.2%
U.S. Treasury Bills	0.103%	10/15/15	150,000,000	149,864,187	(c)

U.S. Treasury Notes - 3.9%
U.S. Treasury Notes	0.065%	1/31/16	1,138,475,000	1,138,315,493	(a)
U.S. Treasury Notes	0.089%	4/30/16	580,000,000	580,007,723	(a)
U.S. Treasury Notes	0.090%	7/31/16	375,000,000	375,006,325	(a)
U.S. Treasury Notes	0.073%	10/31/16	765,000,000	764,897,725	(a)

Total U.S. Treasury Notes				2,858,227,266

Repurchase Agreements - 3.1%
Bank of America Corp. repurchase agreement dated 11/28/14; Proceeds at maturity - $1,281,235,556; (Fully collateralized by various corporate bonds and notes, 0.000% to 7.250% due 12/1/14 to 6/15/50; Market value - $1,324,258,335)	0.250%	4/16/15	1,280,000,000	1,280,000,000

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Repurchase Agreements - (continued)
Federal Reserve Bank of New York tri-party repurchase agreement dated 11/28/14; Proceeds at maturity - $1,000,005,833; (Fully collateralized by U.S. government obligations, 3.625% due 2/15/21; Market value - $1,000,005,931)	0.070%	12/1/14	$1,000,000,000	$1,000,000,000

Total Repurchase Agreements				2,280,000,000

TOTAL INVESTMENTS - 100.4% (Cost - $74,163,894,407#)				74,163,894,407
Liabilities in Excess of Other Assets - (0.4)%				(299,030,255)

TOTAL NET ASSETS - 100.0%				$73,864,864,152

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Rate shown represents yield-to-maturity.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s portfolio holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Liquid Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At November 30, 2014, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$74,163,894,407	—	$74,163,894,407

†	See Schedule of Investments for additional detailed categorizations.

2. Money market fund reform

In July 2014, the Securities and Exchange Commission adopted money market fund reform to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The reforms will require institutional prime and institutional municipal money market funds to sell and redeem shares at prices based on their market value (a floating net asset value). The reforms will also allow money market funds to impose liquidity fees and suspend redemptions temporarily, and will impose new requirements related to diversification, stress testing, and disclosure. As a result, the Portfolio may be required to implement changes that will impact and may adversely affect the Portfolio and its investors. The new rules will take effect in stages over the next two years.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Portfolio Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date: January 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date: January 23, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: January 23, 2015